Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.84%
Communication services: 12.86%
Entertainment: 4.82%
Live Nation Entertainment, Inc.†	104,004	$12,183,029
Roblox Corp. Class A†	175,492	9,076,446
Spotify Technology SA†	44,078	16,974,438
Take-Two Interactive Software, Inc.†	91,094	14,731,722
TKO Group Holdings, Inc. Class A†	115,334	13,467,551
		66,433,186
Interactive media & services: 6.99%
Alphabet, Inc. Class A	117,869	20,168,565
Meta Platforms, Inc. Class A	133,994	76,052,314
		96,220,879
Media: 1.05%
Trade Desk, Inc. Class A†	120,067	14,433,254
Consumer discretionary: 15.37%
Broadline retail: 6.24%
Amazon.com, Inc.†	352,254	65,660,145
MercadoLibre, Inc.†	9,976	20,322,908
		85,983,053
Hotels, restaurants & leisure: 5.23%
Booking Holdings, Inc.	5,024	23,493,480
DoorDash, Inc. Class A†	126,374	19,802,806
DraftKings, Inc. Class A†	175,173	6,187,110
Hilton Worldwide Holdings, Inc.	66,264	15,562,100
Viking Holdings Ltd.†	175,918	6,904,782
		71,950,278
Household durables: 0.93%
PulteGroup, Inc.	99,264	12,857,666
Specialty retail: 1.20%
AutoZone, Inc.†	5,483	16,498,347
Textiles, apparel & luxury goods: 1.77%
Deckers Outdoor Corp.†	100,226	16,125,361
On Holding AG Class A†	172,819	8,195,077
		24,320,438
Consumer staples: 0.78%
Personal care products: 0.78%
BellRing Brands, Inc.†	162,874	10,721,995
Financials: 9.29%
Capital markets: 5.50%
KKR & Co., Inc.	127,784	17,664,860
Robinhood Markets, Inc. Class A†	598,013	14,047,325
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
S&P Global, Inc.	35,932	$17,260,296
Tradeweb Markets, Inc. Class A	210,758	26,766,266
		75,738,747
Financial services: 1.83%
Mastercard, Inc. Class A	50,262	25,110,393
Insurance: 1.96%
Kinsale Capital Group, Inc.	22,452	9,611,926
Progressive Corp.	71,762	17,425,966
		27,037,892
Health care: 9.54%
Biotechnology: 2.24%
Natera, Inc.†	102,772	12,431,301
Neurocrine Biosciences, Inc.†	61,857	7,439,541
Vertex Pharmaceuticals, Inc.†	22,858	10,879,951
		30,750,793
Health care equipment & supplies: 2.41%
Boston Scientific Corp.†	215,929	18,142,355
Intuitive Surgical, Inc.†	29,926	15,077,916
		33,220,271
Life sciences tools & services: 1.08%
Thermo Fisher Scientific, Inc.	27,240	14,881,757
Pharmaceuticals: 3.81%
Eli Lilly & Co.	63,249	52,480,225
Industrials: 11.09%
Aerospace & defense: 2.45%
Axon Enterprise, Inc.†	43,074	18,241,839
General Electric Co.	90,452	15,537,845
		33,779,684
Commercial services & supplies: 1.86%
Rollins, Inc.	225,296	10,620,453
Tetra Tech, Inc.	306,785	14,995,651
		25,616,104
Construction & engineering: 1.52%
Quanta Services, Inc.	69,438	20,944,584
Electrical equipment: 2.49%
Eaton Corp. PLC	50,306	16,680,463
Vertiv Holdings Co. Class A	160,269	17,515,799
		34,196,262
See accompanying notes to portfolio of investments
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Ground transportation: 2.77%
Old Dominion Freight Line, Inc.	70,759	$14,245,202
Uber Technologies, Inc.†	331,658	23,895,959
		38,141,161
Information technology: 39.84%
Communications equipment: 2.00%
Arista Networks, Inc.†	71,280	27,545,443
Semiconductors & semiconductor equipment: 13.81%
Monolithic Power Systems, Inc.	22,408	17,014,395
NVIDIA Corp.	1,142,349	151,658,253
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	112,654	21,465,093
		190,137,741
Software: 21.60%
AppLovin Corp. Class A†	121,814	20,634,073
Cadence Design Systems, Inc.†	84,010	23,196,841
CyberArk Software Ltd.†	35,490	9,813,695
Datadog, Inc. Class A†	112,278	14,084,152
Fair Isaac Corp.†	12,225	24,365,770
Microsoft Corp.	263,202	106,952,133
Monday.com Ltd.†	53,453	15,708,233
Palo Alto Networks, Inc.†	54,427	19,611,681
Salesforce, Inc.	90,031	26,232,332
Samsara, Inc. Class A†	244,526	11,685,898
ServiceNow, Inc.†	27,031	25,219,653
		297,504,461
Technology hardware, storage & peripherals: 2.43%
Apple, Inc.	147,955	33,424,514
Utilities: 1.07%
Electric utilities: 1.07%
NextEra Energy, Inc.	185,353	14,689,225
Total common stocks (Cost $692,022,599)		1,374,618,353

		Yield
Short-term investments: 0.27%
Investment companies: 0.27%
Allspring Government Money Market Fund Select Class♠∞		4.78%	3,788,441	3,788,441
Total short-term investments (Cost $3,788,441)				3,788,441
Total investments in securities (Cost $695,811,040)	100.11%			1,378,406,794
Other assets and liabilities, net	(0.11)			(1,533,530)
Total net assets	100.00%			$1,376,873,264

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,141,038	$143,596,338	$(140,948,935)	$0	$0	$3,788,441	3,788,441	$157,049
See accompanying notes to portfolio of investments
4 | Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—October 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Premier Large Company Growth Fund | 5

Notes to portfolio of investments—October 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$177,087,319	$0	$0	$177,087,319
Consumer discretionary	211,609,782	0	0	211,609,782
Consumer staples	10,721,995	0	0	10,721,995
Financials	127,887,032	0	0	127,887,032
Health care	131,333,046	0	0	131,333,046
Industrials	152,677,795	0	0	152,677,795
Information technology	548,612,159	0	0	548,612,159
Utilities	14,689,225	0	0	14,689,225
Short-term investments
Investment companies	3,788,441	0	0	3,788,441
Total assets	$1,378,406,794	$0	$0	$1,378,406,794
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Premier Large Company Growth Fund